Derivative financial instruments - AASB 7 disclosure requirements and net investment hedges (Details) $ in Millions	12 Months Ended
Sep. 30, 2018 AUD ($)
Derivative financial instruments
Ineffectiveness of net investment in foreign operations	$ 0
Less than or Up to 1 Month
Derivative financial instruments
Cash inflows	0.30%
Cash outflows	0.50%
Over 1 Month to 3 Months
Derivative financial instruments
Cash inflows	2.10%
Cash outflows	1.80%
Over 3 Months to 1 Year
Derivative financial instruments
Cash inflows	21.80%
Cash outflows	22.40%
1 Year to 2 Years
Derivative financial instruments
Cash inflows	23.80%
Cash outflows	23.00%
2 Years to 3 Years
Derivative financial instruments
Cash inflows	18.90%
Cash outflows	19.50%
3 Years to 4 Years
Derivative financial instruments
Cash inflows	19.10%
Cash outflows	18.00%
4 Years to 5 Years
Derivative financial instruments
Cash inflows	4.70%
Cash outflows	4.90%
Over 5 Years
Derivative financial instruments
Cash inflows	9.30%
Cash outflows	9.90%
Parent Entity
Derivative financial instruments
Ineffectiveness of net investment in foreign operations	$ 0